UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22214

Advanced Equities Late Stage Opportunities Fund I, LLC
(Exact name of registrant as specified in charter)

311 S. Wacker Drive, Suite 1650 Chicago, IL    60606
(Address of principal executive offices)      (Zip code)

Bryon Crowe - Advanced Equities, Inc. 311 S. Wacker Drive, Suite 1650

Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: 312-377-5300

Date of fiscal year end: 12/31

Date of reporting period: 12/31/2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC

ANNUAL REPORT

DECEMBER 31, 2011

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I LLC

February 28, 2012

Dear Shareholders:

Enclosed is the 2011 Annual Report of the Advanced Equities Late Stage Opportunities Fund I LLC, (“Fund”). You are being provided this report as part of the Fund’s registration with the Securities and Exchange Commission, (“SEC”) as a Registered Investment Company. The Fund was registered with the SEC on July 7, 2008.

Investment Strategy:

The investment strategy for the Fund has not changed in the last 6 months. The Fund has only made investments in companies in which it already had holdings, and then only as and if directed by its members.

Portfolio Companies:

The Fund has investments in two Portfolio Companies; Alien Technology Corporation and Ygnition Networks, Inc.

Annual Activity:

Due to the Series B rights offering by Alien Technology Corporation, the Fund received additional capital contributions of $465,195 in the 1st quarter, $149,420 in the 2nd quarter, and $3,052 in the 3rd quarter from its members.  The rights offering was issued by Alien to raise additional capital to finance the expansion of their business.  At the express direction of the members who contributed additional capital, the Fund used this capital to purchase 156,369 shares of Alien Series B convertible preferred stock.

During the third quarter Force10 Networks Inc. was acquired by Dell Inc. in an all cash transaction.  The Fund received $12,195,174 in initial proceeds, which were distributed pro-rata to the members of the Fund throughout the 3rd and 4th quarters.  An additional $1,813,518 in proceeds remains in escrow holdback and SRS funds set up by Dell.  The remaining funds after any claims against each account have been resolved are scheduled for release 18 months from the close date of merger, August 25, 2011.

Realized Gain or Loss:
The Fund had a realized gain of $2,898,373 resulting from the purchase of its Force10 Networks Inc. holdings by Dell Inc.

Unrealized Gain or Loss:

Due to accounting standards announcement ASC 820, assets are required to be priced at fair market for reporting purposes.  This may create an unrealized gain or loss to be reported to the SEC. This unrealized gain or loss shall not be reported to the IRS for tax purposes. Additionally, your investment in the Fund for custodial reporting and quarterly confirms shall remain at cost.

Shareholder Statement Frequency:

A statement summarizing the client Fund account at cost is sent quarterly. In addition, a confirmation is sent whenever a transaction occurs. Transactions include contributions of additional capital.

Questions about your investment:

For any questions about your account statement or the Fund, please contact your investment advisor. Or, please call Advanced Equities, Inc. at 312.377.5290.

Sincerely,

Byron Crowe

President

Advanced Equities Late Stage Opportunities Fund I, LLC
PORTFOLIO OF INVESTMENTS
December 31, 2011

	Shares	Fair Value
Common Stock - 0.2%
Technology - 0.2%
Alien Technology Corp. (1)(2)(3)(4)	11,611	$ 9,869
(Cost $11,610,982)

Convertible Preferred Stock - 64.4%
Technology - 64.4%
Ygnition Networks, Inc.	9,207,897	$ -
8% Series D Preferred voting (1)(2)(3)(4)
Alien Technology Corp.	601,494	2,345,827
8% Series A Preferred voting (1)(2)(3)(4)
Alien Technology Corp.	156,369	617,658
8% Series B Preferred voting (1)(2)(3)(4)
Total Convertible Preferred Stock		$ 2,963,485
(Cost $11,596,871)

Warrants - 0.0%	Warrants
Alien Technology Corp.	469	$ -
Common Stock (1)(2)(3)(4)
(Cost $0)

Total Investments - 64.6%		$ 2,973,354
(Cost $23,207,853)

(1) Security not registered under the Securities Act of 1933, as amended (i.e. the security was purchased in a Rule 144A or a Reg. D transaction).  The security may be resold only pursant to an exemption from registration under the 1933 Act typically to qualified institutional buyers.  The Fund generally has no rights to demand registration of these securities.  These securities represent 64.6% of the Fund's net assets.

(2) Investment in a restricted security, valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors.  It is possible that the estimated value may differ significantly from the amount that might ultimately be delivered in the near term, and the difference could be material.  The fair value of these securities represent 64.6% of the Fund's net assets.

(3) Affiliated Issuers

(4) Non-income producing security

See accompanying notes to financial statements.

Advanced Equities Late Stage Opportunities Fund I, LLC
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2011

ASSETS
Investments - affiliated issuers
At cost	$ 23,207,853
At fair value	$ 2,973,354
Escrow receivable for investments sold (net of reserve of $181,352)	1,632,166
TOTAL ASSETS	4,605,520

LIABILITIES
Other liabilities	1,294
TOTAL LIABILITIES	1,294

NET ASSETS	$ 4,604,226

Net Assets Consist Of:
Members' capital contributions less syndicate costs and distributions	$ 21,940,352
Net unrealized depreciation of investments	(20,234,499)
Accumulated net realized gain from investment transactions	2,898,373
NET ASSETS	$ 4,604,226

See accompanying notes to financial statements.

Advanced Equities Late Stage Opportunities Fund I, LLC
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2011

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments in affiliated issuers (Note 12)	$ 2,898,373
Net change in unrealized appreciation / depreciation on investments in affiliated issuers (Note 12)	5,359,062
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	8,257,435

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 8,257,435

See accompanying notes to financial statements.

Advanced Equities Late Stage Opportunities Fund I, LLC
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	December 31, 2011	December 31, 2010
FROM OPERATIONS
Net realized gain from investments in affiliated issuers (Note 12)	$ 2,898,373	$ -
Net change in unrealized appreciation / depreciation on investments
in affiliated issuers (Note 12)	5,359,062	5,418,115
Net increase in net assets resulting from operations	8,257,435	5,418,115

FROM CAPITAL TRANSACTIONS
Capital contributions from members	617,667	173,005
Distributions to members	(12,200,983)	-
Net increase / (decrease) in net assets resulting from capital transactions	(11,583,316)	173,005

NET INCREASE / (DECREASE) IN NET ASSETS	(3,325,881)	5,591,120

NET ASSETS
Beginning of Year	7,930,107	2,338,987
End of Year	$ 4,604,226	$ 7,930,107

See accompanying notes to financial statements.

Advanced Equities Late Stage Opportunities Fund I, LLC
STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2011

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$ 8,257,435
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities
Net realized gain from investments	(2,898,373)
Net change in unrealized appreciation / depreciation on investments	(5,359,062)
Purchases of portfolio investments	(617,667)
Proceeds from sales of portfolio securities	13,827,265
Increase in escrow receivable for investments sold (net of reserve)	(1,632,166)
Decrease in other liabilities	(2,085)
Net cash provided by operating activities	11,575,347

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions from members	617,667
Capital distributions to members	(12,200,983)
Net cash used in financing activities	(11,583,316)

Net decrease in cash	(7,969)
Cash, Beginning of Year	$ 7,969
Cash, End of Year	$ -

See accompanying notes to financial statements.

Advanced Equities Late Stage Opportunities Fund I, LLC
FINANCIAL HIGHLIGHTS
The following represents ratios to average net assets and other supplemental information for the years indicated:

	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2011		December 31, 2010		December 31, 2009		December 31, 2008	December 31, 2007

Ratio of total expenses to average
net assets	0.00%		0.00%		0.00%		0.00%	0.00%
Ratio of net investment loss to
average net assets	0.00%		0.00%		0.00%		0.00%	0.00%

Portfolio Turnover Rate	10%		0%		0%		0%	0%
Total return	132.32%	*	215.69%	*	(90.69)%	*	(22.49)%	6.78%

Net assets, at end of year (000's)	$ 4,604		$ 7,930		$ 2,339		$ 23,890	$ 30,822

*

Since the Fund is not unitized, these figures represent an internal rate of return for each year for the Fund as a whole computed on the beginning members' equity, total capital contributions, distributions, and ending members' equity.

See accompanying notes to financial statements.

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC

NOTES TO THE FINANCIAL STATEMENTS

Year Ended December 31, 2011

1.                           ORGANIZATION

Advanced Equities Late Stage Opportunities Fund I, LLC (the “Fund”), was organized as a limited liability company in Delaware on April 18, 2005.  The business of the Fund is purchasing, selling, investing in and otherwise dealing with capital stock of Alien Technology Corp, Ygnition Networks, Inc. and Force 10 Networks, Inc. (collectively the “Portfolio Companies”) and, dealing with any monies, securities or other consideration paid or received with respect thereto, and engaging in any and all other activities that are incidental to such purposes as determined by the Managing Members of the Fund.  The Managing Members of the Fund are principals and shareholders of Advanced Equities Financial Corp., a corporation which is the sole shareholder of Advanced Equities, Inc. (“AEI”), member FINRA/SIPC.  On July 8, 2008, the Fund registered with the SEC as a closed-end, non-diversified investment company under the Investment Company Act of 1940 (the “Act”).   As a registered investment company, the Fund is subject to the Act and the related rules, which contain detailed requirements for the organization and operation of investment companies.

2.                           SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP").

(a)                          Valuation of Investments

Fair Value of Financial Instruments - The value of each security held by the Fund is determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to the policies established by the Directors.  The Fund’s investments are subject to the terms and conditions of the respective offering memoranda of the Portfolio Companies, as appropriate.  The Fund’s investments in the Portfolio Companies are carried at fair value as determined by the Fund’s management under the supervision of the Directors.  All valuations utilize financial information supplied by each Portfolio Company.  The Fund’s valuation procedures require management to consider all relevant information available at the time the Fund values its portfolio including recent transactions in stock of the Portfolio Companies, the financial performance of the Portfolio Companies and revenue and earnings multiples of comparable companies.

In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods into the three levels detailed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC

NOTES TO THE FINANCIAL STATEMENTS (Continued)

Year Ended December 31, 2011

inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2011 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ -	$ -	$ 9,869	$ 9,869
Convertible Preferred Stock	-	-	2,963,485	2,963,485
Warrants	-	-	-	-
Total	$ -	$ -	$ 2,973,354	$ 2,973,354

As noted above, the Statement of Assets and Liabilities includes investments with a value of $2,973,354 (64.6% of net assets) as of December 31, 2011, whose values have been determined based upon Level 3 inputs utilizing policies established by the Fund’s Board of Directors. Because of the inherent uncertainty surrounding Level 3 inputs used in the valuation process, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Convertible Preferred Stock	Warrants	Total
Beginning balance	$ 21,364	$ 7,904,153	$ -	$ 7,925,517
Change in unrealized appreciation (depreciation)	(11,495)	5,370,557	-	5,359,062
Purchases	-	617,667	-	617,667
Exchanged	-	-	-	-
Proceeds from sales	-	(13,827,265)	-	(13,827,265)
Net realized gain	-	2,898,373	-	2,898,373
Transfers in/out of Level 3	-	-	-	-
Ending balance	$ 9,869	$ 2,963,485	$ -	$ 2,973,354

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC

NOTES TO THE FINANCIAL STATEMENTS (Continued)

Year Ended December 31, 2011

The total change in unrealized appreciation included in the Statement of Operations attributable to Level 3 investments held at December 31, 2011 is $692,244.

(b)               Use of Estimates - The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(c)               Securities Transactions and Income Recognition - Securities transactions are recorded on trade date or as of the closing date of any privately placed investment offering in which the Fund participates. To the extent that the Fund makes a payment on a privately placed investment offering in advance of the closing date, the amount is reflected as Investment subscriptions funded in advance in the financial statements.  In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost.

(d)               Allocations of Gains and Losses - In accordance with the Fund’s Limited Liability Agreement (“Operating Agreement”) realized gains and losses on the disposition of securities of the Portfolio Companies, either through a private sale for cash or publicly traded securities, an initial public offering resulting in a liquid market for such securities or the liquidation of a Portfolio Company, are allocated to the Members’ capital accounts in accordance with their proportionate participation percentage in the offering of the securities disposed (a “Liquidity Event”).

(e)               Income Taxes - The Fund is treated as a partnership for Federal and State income tax purposes.  No provision is made for income taxes in the accompanying financial statements since the Fund is not subject to income taxes.  The Members are required to include their proportional share of income or loss in their tax returns.

The Fund follows the provisions in GAAP that provide guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. GAAP requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a “more-likely-then-not” threshold would be recorded as a tax expense or reduction in a tax benefit. The Fund recognizes interest and penalties, if any, related to tax expense as income tax expense in the Statement of Operations. Management of the Fund has reviewed all taxable years that are open for examination by the taxing authorities of all relevant jurisdictions (including the Internal Revenue Service). As part of this review, management has evaluated all of the Fund’s tax positions taken or expected to be taken on the Fund’s tax filings and has determined that none of them are uncertain. As of December 31, 2011, the tax years ended December 31, 2008-2011 remain open. No examination of the Fund’s tax filings is presently in progress.

(f)                   Indemnification - In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties.  Future events could occur that lead to the execution of these provisions against the Fund.  Based on the history and experience, management believes the likelihood of such an event is remote.

3.                          CAPITAL CONTRIBUTIONS AND DISTRIBUTIONS

The Fund is not unitized and therefore does not issue shares representing its Membership interests.  Instead, as described in Note 2(d), above, Members participate in the Fund’s original investments in the Portfolio Companies in accordance with their proportionate participation percentage in the initial capital of the Fund.  In addition, from time to time, the Fund is offered the opportunity to participate in follow-on investments in the Portfolio Companies.  The Fund makes capital calls to the Members in order to participate in such follow-on investments.  Members participate in such capital calls on a voluntary basis and may refrain from participation.  Any income, expense, gain or loss resulting from such follow on investments are allocated to the members based upon their participation percentage in each specific follow-on investment.  Capital contributions of $617,667 and $173,005

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC

NOTES TO THE FINANCIAL STATEMENTS (Continued)

Year Ended December 31, 2011

were made by Members for participation in such follow-on investments during the years ended December 31, 2011 and December 31, 2010, respectively.

During the year ended December 31, 2011, the Fund sold all of its of its Series A-1 and Series B preferred stock and Series A-1 preferred stock warrants in Force10 Networks, Inc. (“Force10”) to Dell, Inc. (“Dell”). The total consideration received for these securities was $14,008,617. Pursuant to the Merger Agreement between Dell and Force10, the aggregate merger consideration paid to the Fund for its Force10 shares was subject to an escrow holdback of $1,806,350 and a Shareholder Representatives Service (“SRS”) holdback of $7,168.  The funds held in escrow holdback serve to indemnify Dell from any unforeseen expenses or misstatements of fact by Force10 and the funds held in SRS holdback serve to cover the any expenses incurred by the SRS agent as part of the merger.  The remaining funds after any claims against each account have been resolved are scheduled for release 18 months from the close date of merger, August 25, 2011. Based on management’s experience with similar transactions with other sponsored funds and portfolio companies, the Fund anticipates that it will receive 90% of the total funds held back and has recorded a loss reserve against the escrow balance of $181,352.  The net sale proceeds after the escrow were $12,195,099. This amount, together with an additional $5,884, was distributed to the Fund’s Members during the year ended December 31, 2011.

4.                          COMPENSATION

The Managing Members are not entitled to any salary or other compensation for acting as Managing Members of the Fund.

The Fund offered two membership classes.   Class A interests have no front-end load, and no back end fee.   Class B members were charged a 6% front-end load on their initial capital contributions made at the inception of the Fund, but not on subsequent capital contributions made in conjunction with follow-on investments in the Portfolio Companies.  The front-end load was paid to AEI.  Further Class B members may be charged a 5% back end fee due upon a Transfer Event as defined in the Operating Agreement.   A Transfer Event occurs when the Fund distributes to the Class B members an amount in excess of the sum of (i) their original subscription amounts and (ii) any additional capital contributions paid.   Upon the occurrence of a Transfer Event, the Managing Members will cause the 5% back end fee to be paid to AEI on the excess of the amount distributed over and above each member’s aggregate capital contributions.

5.                          EXPENSES

The Managing Members shall pay the ordinary fees and expenses incurred in connection with the Fund’s business that are not paid by the Portfolio Companies including, without limitation, fees and expenses incurred prior to, and in connection with, the formation of the Fund, the offering of the membership interests, and the acquisition of the securities of the Portfolio Companies.

6.                          DIRECTORS AND OFFICERS

The Fund Directors have overall responsibility for monitoring and overseeing the investment program of the Fund, its management and operations.  The Independent Directors are each paid an annual retainer of $5,000 each, plus reasonable out-of-pocket costs.  Such fees are paid by the Managing Members.

Certain officers of the Fund are affiliated with the Managing Members of the Fund.  Such officers receive no compensation from the Fund for serving in their respective roles.

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC

NOTES TO THE FINANCIAL STATEMENTS (Continued)

Year Ended December 31, 2011

7.                          RISK FACTORS

There is a limitation on the rights of redemption from the Fund.  Additionally the Membership interests will not be traded on any security exchange or any other market and will be subject to substantial restrictions on transfer.  The Portfolio Companies are highly illiquid and involve substantially more risk than liquid securities as the Fund may not be able to dispose of the illiquid securities if their investment performance deteriorates.  There is no secondary market for any of these investments at this time, and the Managing Members see no secondary market being created for these investments in the future.

8.                          PURCHASES AND SALES OF SECURITIES

Purchases of investments aggregated $617,667 for the year ended December 31, 2011.  Sales of investments aggregated $13,827,265 (including escrowed funds, net of reserve, of $1,632,166) for the year ended December 31, 2011.

9.                           INVESTMENTS IN RESTRICTED OR ILLIQUID SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.  An investment company may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of December 31, 2011, the Fund was invested in the following restricted securities:

Security	Acquisition Date	Shares/Par	Cost	Fair Value	% of Net Assets
Alien Technology Corp., Common Stock	01/28/10	11,611	$ 11,610,982	$ 9,869	0.21%
Alien Technology Corp., 8% Series A Preferred Stock	01/28/10	601,494	1,211,283	2,345,827	50.95%
Alien Technology Corp., Common Stock Warrants	01/28/10	469	-	-	0.00%
Alien Technology Corp., 8% Series B Preferred Stock	02/01/11	156,369	617,667	617,658	13.42%
Ygnition Networks, Inc., 8% Series D Preferred Stock	04/18/05	9,207,897	9,767,921	-	0.00%
			$ 23,207,853	$ 2,973,354

10.        RELATED PARTY TRANSACTIONS

AEI, an affiliate of the Fund, acts as placement agent of the Fund.  AEI was paid an investment banking fee (cash and warrants) from the Portfolio Companies based upon a percentage of the cost of securities purchased by Fund from the Portfolio Companies.  During the year ended December 31, 2011, AEI received $37,216 in fees from this compensation agreement.  After the first quarter of 2011, AEI ceased collecting an investment banking fee on purchases of Portfolio Company securities by the Fund.

Other investment companies affiliated with AEI may also maintain investments in the same Portfolio Companies owned by the Fund (See Note 12).

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC

NOTES TO THE FINANCIAL STATEMENTS (Continued)

Year Ended December 31, 2011

11.                   INCOME TAXES

As of December 31, 2011, the components of accumulated deficit on a tax basis were as follows:

Accumulated net realized gain from investments	$2,898,373
Net unrealized depreciation on investments	$(20,234,499)
Net accumulated deficit	$(17,336,126)

As of December 31, 2011, the net unrealized depreciation based on cost for Federal income tax purposes of $23,207,853 was as follows:

Gross unrealized appreciation	$1,134,544
Gross unrealized depreciation	(21,369,043)
$(20,234,499)

12.                   AFFILIATE ISSUERS

The term affiliate, as defined under the Act, includes companies in which there is a direct or indirect (a) ownership of, control of, or voting power over 5% or more of the outstanding voting share or (b) control of or common control under, another Fund or persons.   Transactions with affiliates for the year ended December 31, 2011 were as follows:

Name of Issuer	Number of Shares/Par Held				Fair Value As of	Cost		Fair Value As of
	December 31, 2010	Gross Additions	Gross Reductions	December 31, 2011	December 31, 2010	Gross Additions	Gross Reductions	December 31, 2011
Alien Technology Corp., 8% Series B Preferred	-	156,369 (1)	-	156,369	$ -	$ 617,667 (1)	$ -	$ 617,658
Alien Technology Corp., 8% Series A Preferred	601,494	-	-	601,494	1,642,079	-	-	2,345,827
Alien Technology Corp., Common Stock	11,611	-	-	11,611	21,364	-	-	9,869
Force 10 Networks, Inc. 8% Series A1 Preferred	357,600	-	(357,600)	-	4,430,664	-	(10,108,624) (2)	-
Force 10 Networks, Inc. 8% Series B Preferred	271,320	-	(271,320)	-	1,831,410	-	(820,268) (2)	-
Ygnition Networks, Inc. 8% Series D Preferred	9,207,897	-	-	9,207,897	-	-	-	-
Force 10 Networks, Inc. 8% Series A1 Preferred Warrants	178,800	-	(178,800)	-	-	-	-	-
Alien Technology Corp., Common Stock Warrants	469	-	-	469	-	-	-	-
					$ 7,925,517	$ 617,667	$ (10,928,892)	$ 2,973,354
							(1) Purchased	
							(2) Sold

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC

NOTES TO THE FINANCIAL STATEMENTS (Continued)

Year Ended December 31, 2011

 13.                 RECENT ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs.  Specifically, ASU 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement.  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statements.

14.                 SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the statement of assets and liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has determined that there were no subsequent events to report through the issuance of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Members and Board of Directors of

Advanced Equities Late Stage Opportunities Fund I, LLC

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Advanced Equities Late Stage Opportunities Fund I, LLC, as of December 31, 2011, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for each of the two years in the period ended December 31, 2008 were audited by other auditors whose report dated March 17, 2009, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and/or issuing companies.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Advanced Equities Late Stage Opportunities Fund I, LLC, as of December 31, 2011, the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As explained in Note 1, the financial statements include securities valued at $2,973,354 (64.6% of net assets) whose fair values have been estimated under procedures established by the Fund’s Board of Directors, in the absence of readily ascertainable market values. These estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

    BBD, LLP

Philadelphia, Pennsylvania

February 24, 2012

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC

SUPPLEMENTAL INFORMATION

 December 31, 2011

This chart provides information about the Officers and Directors who oversee the Fund.  The term of office of each Director listed below will continue indefinitely. Unless otherwise noted, the address of each Officer and Director is: c/o Advanced Equities Financial Corporation, 311 S. Wacker Dr., Suite 1650, Chicago, IL 60606

Officers
Name (Age) Position held with the Fund Principal Occupations During Past 5 Years Other Directorships	Number of Portfolios in Fund Complex Overseen by Director **
Byron Crowe* (47) President Managing Principal of AEI None	1
Saju Bahuleyan* (45) Chief Compliance Officer Chief Compliance Officer of AEI; Compliance Manager – PEAK6 Advisors, LLC; Chief Compliance Officer – LaSalle St. Securities, LLC Bahuleyan Charitable Foundation, Inc.	1
Non-Interested Directors
Robert Durkin (48) Director Vice President, First Midwest Bank, Trust Division None	1
Daniel Pappano (58) Director Self employed Attorney, Self employed Investment Advisor None	1
Stephen Smith (53) Director Principal and Chief Operating Officer, Bryanston Realty Partners Albertson's LLC; Children's Memorial Hospital; Mervyns LLC	1
Interested Directors
Dwight Badger* (41) Director CEO – Advanced Equities Financial Corp. Metric Stream; Advanced Equities Financial Corp.	1
Keith Daubenspeck* (49) Director Chairman – Advanced Equities Financial Corp. Alien Technologies, Inc.; MetricStream; Advanced Equities Financial Corp.	1

*  Messrs. Crowe and Bahuleyan are “interested persons” (as defined in the 1940 Act) of the Registrant because each is an officer of the Registrant.  Messrs. Badger and Daubenspeck are “interested persons” because each was a managing member of the Registrant.

** Registrant is the only portfolio in the Fund Complex.

Advanced Equities, Inc.  Privacy Policy

Important information about protecting your private non-public information and procedures when opening a new account at Advanced Equities, Inc.

We collect and maintain personal information about you so we can provide financial services to you. Federal law requires us to collect and maintain personal information about you to verify your identity, which helps the government fight the funding of terrorism and money laundering activities. The types and categories of information we collect and maintain include:

•Personal and financial information that you provide to us when we open your account, and from time to time in servicing your account, that we may need and may rely on to provide our services to you including your name, address, DOB, and other identifying information. We may also ask to see your driver’s license or other identifying documents.

•Information concerning your investment activity that we may generate, such as your account statements and the performances of your accounts.

•Information that we may collect from insurance companies, clearing brokers, custodians or other entities who provide services to you or your investments in connection with the services we may provide to you.

We do not share any non-public personal information about you except as follows:

•Among our affiliated companies who are each bound not to disclose this information to any third parties.

•With other parties as allowed or required by law, such as state and federal government regulators: SEC, FINRA and the state regulatory bodies.

•With unaffiliated entities in connection with a proposed or actual sale, merger, transfer or exchange of all or a portion of our business.

•If our representative servicing your account leaves us to join another firm, the  representative may be permitted to retain copies of your information and share it with his/her new firm in order to continue to service your account. If you do not want the representative to retain copies of your information should he or she leave, please contact our Compliance Department by writing to us at: 311 S. Wacker Drive, Suite 1650, Chicago, IL 60606, Attn: Compliance Department.-RIA

We do not share any non-public personal information about you with any third-party service providers and joint marketers except as follows:

•With our third-party service providers that may perform services on our behalf, such as accountants and attorneys.

•With third parties when necessary to process a transaction or service your account, such as insurance companies, mutual fund companies, clearing brokers or custodians.

Our outside service providers are also governed by law, restricting them from disclosing or reusing the information. We maintain physical, electronic and procedural safeguards designed to guard the privacy of your information. In addition, we may share your nonpublic personal information with non-affiliated parties through which your representative may provide other services to you, such as insurance or non-financial services. If you live in Connecticut, Georgia, Illinois, Maine, Maryland, Massachusetts, New York, North Carolina, or North Dakota, our registered representative may also share your non-public personal information, such as your name, address and investments, with the following non-affiliated third parties with your consent: Insurance companies with which your Representative serves as an agent; Other entities through which your Representative may provide unrelated services.

Any information provided to these entities will be subject to their respective privacy policies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 312-377-5290 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 312-377-5290.

Advanced Equities, Inc.

311 S. Wacker Dr., Suite 1650

Chicago, IL 60606

Item 2. Code of Ethics.  Registrant has adopted a code of ethics.  See attached Exhibit A.

Item 3. Audit Committee Financial Expert.   Registrant’s Board of Directors has determined that it does not have an “audit committee financial expert” serving on its audit committee.  While the Fund believes that each of the members of its audit committee has sufficient knowledge of accounting principles and financial statements to serve on the audit committee, none has the requisite experience to qualify as an “audit committee financial expert” as such term is defined by the SEC.

Item 4. Principal Accountant Fees and Services.

a) Audit Fees

2011 - $ 20,000

2010 - $ 25,000

2009 - $ 25,000

These fees were paid by an affiliate of the Fund.

b) Audit-Related Fees

There were no fees billed in each of the last three fiscal years for Audit-Related Fees.

c) Tax Fees.

2011 - $ 5,000 (estimated)

2010 - $ 4,108

2009 - $ 8,396

For professional services rendered by the principal accountant to the registrant for tax compliance, tax advice, tax planning and tax return preparation.  These fees were paid by an affiliate of the Fund.  An accountant other than the Fund’s principal accountant rendered tax advice, planning, and return preparation.

d) All Other Fees.

There were no fees billed in each of the last three fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs a) — c) of this Item 4.

e) (1) None.

e) (2) None.

f) Not Applicable.

g) See tax fees disclosed in paragraph c) of this Item 4.

h) Not applicable, as no non-audit services were provided to registrant’s investment adviser.

Item 5. Audit Committee of Listed Registrants.   Not applicable

Item 6. Schedule of Investments   Schedule of investments in securities is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.     Fund has filed Form N-PX with the SEC and this information is available on the Edgar website.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.      Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.    Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.   None.

Item 11. Controls And Procedures.

(a) Based upon an evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (and item 11 (a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (and item 11(b) of Form N-CSR) are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advanced Equities Late Stage Opportunities Fund I, LLC.

By (Signature and Title)

/s/ Byron Crowe, President and Principal Financial Officer

----------------------------------

Date:

February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Saju Bahuleyan, Chief Compliance Officer

 -------------------------------------------

Date:

 February 29, 2012